Debt - Short-term debt (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Short-term bank borrowings	€ 52	€ 92
Current portion of long-term debt	1,098	434
Short-term debt	€ 1,151	€ 526	€ 654